Summary of amounts for actuarial loss on obligation recognized in other comprehensive income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure of defined benefit plans [abstract]
Remeasurement loss on obligation	$ 35	₨ 3,061	[1]	₨ 6,006	[1]	₨ 10,713	[1]

[1]	Refer to Note 31 for the movement during the year.